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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/10
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Harvest Fund Advisors LLC
                 --------------------------------
   Address:      485 Devon Park Drive, Suite 110,
                 --------------------------------
                 Wayne PA 19087
                 --------------------------------

Form 13F File Number: 028-13436
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

By:      Harvest Fund Advisors LLC

Name:    Anthony J. Merhige
         -------------------------------
Title:   CAO & General Counsel
         -------------------------------
Phone:   (610) 341-9700
         -------------------------------

Signature, Place, and Date of Signing:

       /s/Anthony J. Merhige              Wayne, PA       May 14, 2010
   -------------------------------    -----------------   ------------
            [Signature]                 [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 46
                                        --------------------

Form 13F Information Table Value Total: $269,883
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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              HARVEST FUND ADVISORS LLC FORM 13F INFORMATION TABLE

                                                                                                              VOTING AUTHORITY
                                                                  MARKET              INVESTMENT   OTHER    ---------------------
         NAME OF ISSUER           TITLE OF CLASS     CUSIP    VALUE (000s)   SHARES  DISCRETION  MANAGERS   SOLE    SHARED  NONE
---------------------------------------------------------------------------------------------------------------------------------
AMERIGAS PARTNERS-LP                 UNIT LP INT    030975106           569    14200     Sole            0    14200       0     0
ATLAS PIPELINE PARTNERS LP           UNIT LP INT    049392103            30     2220     Sole            0     2220       0     0
ATLAS ENERGY INC                         COM        049298102           243     7799     Sole            0     7799       0     0
BLUEKNIGHT ENERGY PARTNERS LP       COM UNITS LP    09625U109          3606   391118     Sole            0   391118       0     0
BREITBURN ENERGY PARTNERS LP       COM UT LTD PTN   106776107             9      600     Sole            0      600       0     0
BUCKEYE PARTNERS LP                UNIT LTD PARTN   118230101          1343    22350     Sole            0    22350       0     0
COPANO ENERGY LLC-UNITS               COM UNITS     217202100           912    37689     Sole            0    37689       0     0
CROSSTEX ENERGY LP                       COM        22765U102          6879   639933     Sole            0   639933       0     0
DCP MIDSTREAM PARTNERS LP          COM UT LTD PTN   23311P100           760    23659     Sole            0    23659       0     0
EAGLE ROCK ENERGY PARTNERS              UNIT        26985R104          9186  1467389     Sole            0  1467389       0     0
EL PASO PIPELINE PARTNERS LP        COM UNIT LPI    283702108         15615   559887     Sole            0   559887       0     0
ENBRIDGE ENERGY PARTNERS LP              COM        29250R106          3039    60103     Sole            0    60103       0     0
ENCORE ENERGY PARTNERS-LP             COM UNIT      29257A106          1446    72500     Sole            0    72500       0     0
ENERGY TRANSFER EQUITY LP          COM UT LTD PTN   29273V100          1690    50111     Sole            0    50111       0     0
ENTERPRISE GP HOLDINGS LP            UNIT LP INT    293716106          1448    33716     Sole            0    33716       0     0
ENTERPRISE PRODUCTS PARTNERS             COM        293792107         34055   984832     Sole            0   984832       0     0
EV ENERGY PARTNER LP                  COM UNITS     26926V107           922    28900     Sole            0    28900       0     0
FERRELLGAS PARTNERS-LP              UNIT LTD PART   315293100          2224    97290     Sole            0    97290       0     0
HOLLY ENERGY PARTNERS LP           COM UT LTD PTN   435763107          5725   134731     Sole            0   134731       0     0
INERGY HOLDINGS LP                       COM        45661Q107          7409   101643     Sole            0   101643       0     0
INERGY LP                           UNIT LTD PTNR   456615103          4377   115798     Sole            0   115798       0     0
KINDER MORGAN ENERGY PRTNRS        UT LTD PARTNER   494550106          4040    61750     Sole            0    61750       0     0
KINDER MORGAN MANAGEMENT LLC             SHS        49455U100         16051   273814     Sole            0   273814       0     0
LEGACY RESERVES LP                   UNIT LP INT    524707304           962    41757     Sole            0    41757       0     0
LINN ENERGY LLC-UNITS               UNIT LTD LIAB   536020100          2156    83822     Sole            0    83822       0     0
MAGELLAN MIDSTREAM PARTNERS        COM UNIT RP LP   559080106         17299   363957     Sole            0   363957       0     0
MARKWEST ENERGY PARTNERS LP        UT LTD PARTNER   570759100         13165   429521     Sole            0   429521       0     0
NUSTAR ENERGY LP                      UNIT COM      67058H102          1635    27048     Sole            0    27048       0     0
NUSTAR GP HOLDINGS LLC             UNIT RESTG LLC   67059L102           752    25392     Sole            0    25392       0     0
ONEOK PARTNERS LP                  UNIT LTD PARTN   68268N103          5190    84715     Sole            0    84715       0     0
PIONEER SOUTHWEST ENERGY PAR         UNIT LP INT    72388B106           468    20000     Sole            0    20000       0     0
PLAINS ALL AMER PIPELINE LP        UNIT LTD PARTN   726503105         22688   398742     Sole            0   398742       0     0
PENN VIRGINIA GP HOLDINGS LP       COM UNIT R LIM   70788P105          4464   244060     Sole            0   244060       0     0
QUICKSILVER GAS SERVICES LP         COM UNITS LPI   74839G106          3386   162186     Sole            0   162186       0     0
REGENCY ENERGY PARTNERS LP          COM UNITS LP    75885Y107          9005   410273     Sole            0   410273       0     0
SPECTRA ENERGY PARTNERS LP               COM        84756N109           185     6100     Sole            0     6100       0     0
SUBURBAN PROPANE PARTNERS LP       UNIT LTD PARTN   864482104             9      200     Sole            0      200       0     0
SUNOCO LOGISTICS PARTNERS LP          COM UNITS     86764L108          8115   118468     Sole            0   118468       0     0
TEEKAY LNG PARTNERS LP              PRTNRSP UNITS   Y8564M105          6557   219675     Sole            0   219675       0     0
TEEKAY OFFSHORE PARTNERS LP        PARTNERSHIP UN   Y8565J101          4312   216460     Sole            0   216460       0     0
TARGA RESOURCES PARTNERS LP           COM UNIT      87611X105          2368    89323     Sole            0    89323       0     0
VANGUARD NATURAL RESOURCES            COM UNIT      92205F106           867    36100     Sole            0    36100       0     0
WESTERN GAS PARTNERS LP            COM UNIT LP INT  958254104         15559   704676     Sole            0   704676       0     0
WILLIAMS COS INC                         COM        969457100          1730    74900     Sole            0    74900       0     0
WILLIAMS PARTNERS LP                 COM UNIT LP    96950F104         15073   374659     Sole            0   374659       0     0
WILLIAMS PIPELINE PARTNERS LP      COM UNIT LP INT  96950K103         12360   408610     Sole            0   408610       0     0

                                                                     269883